Document and Entity Information	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001684693
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Sol-Gel Technologies Ltd. (the “Company”) is amending its Report on Form 6-K furnished to the U.S. Securities and Exchange Commission (the “Commission”) on August 16, 2024 (the “Original Form 6-K”) solely to (i) revise Exhibit 99.1 of the Original 6-K to correct typographical errors; and (ii) revise the incorporation by reference language included in the Explanatory Note of the Form 6-K. Other than as set forth below, the information contained in the Original Form 6-K remains unchanged. The press release attached hereto as Exhibit 99.1 was reissued on August 17, 2024 to correct typographical errors. The incorporation by reference paragraph in the Original Form 6-K is hereby amended and restated as follows: Exhibit 99.1 Press release dated August 17, 2024 (reissued) Exhibit 99.2 Unaudited condensed consolidated financial statements as of June 30, 2024 and for the three and six months then ended. Exhibit 99.1 (other than the paragraph immediately preceding the heading “Financial Results for the Second Quarter 2024”) and 99.2 are hereby incorporated by reference into the Company's Registration Statements on Form S-8 (Registration Nos. 333-223915 and 333-270477) and its Registration Statement on Form F-3 (Registration No 333-264190).
Document Type	6-K/A
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	SOL-GEL TECHNOLOGIES LTD.
Entity Address, Address Line One	7 Golda Meir Street
Entity Address, City or Town	Ness Ziona
Entity Address, Postal Zip Code	7403650
Entity Address, Country	IL